Fair value of financial instruments - Unrealised gains and losses recognised in the period on Level 3 assets and liabilities held at period end (Details) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Disclosure of detailed information about financial instruments [line items]
Trading income		£ 4,623	£ 4,171
Other income	[1]	257	37
Other comprehensive income		(252)	873
Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Trading income		174	233
Other income		19	38
Other comprehensive income		0	0
Total		193	271
Significant unobservable inputs (Level 3) | Investment property
Disclosure of detailed information about financial instruments [line items]
Trading income		0	0
Other income		0	0
Other comprehensive income		0	0
Total		0	0
Significant unobservable inputs (Level 3) | Derivatives
Disclosure of detailed information about financial instruments [line items]
Trading income		104	164
Other income		1	3
Other comprehensive income		0	0
Total		105	167
Trading portfolio liabilities | Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Trading income		12	34
Other income		0	0
Other comprehensive income		0	0
Total		12	34
Financial liabilities designated at fair value | Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Trading income		70	87
Other income		0	0
Other comprehensive income		0	0
Total		70	87
Trading portfolio assets | Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Trading income		26	21
Other income		0	0
Other comprehensive income		0	0
Total		26	21
Financial assets at fair value through the income statement | Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Trading income		(46)	(74)
Other income		18	7
Other comprehensive income		0	0
Total		(28)	(67)
Financial assets at fair value through other comprehensive income | Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Trading income		8	1
Other income		0	28
Other comprehensive income		0	0
Total		£ 8	£ 29

[1]	Other income includes c.£225m gain recognised on sale of the AA portfolio on 24 April 2026.